Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36686
Entity Registrant Name	Forward Pharma A/S
Entity Incorporation, State or Country Code	G7
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	98,264,429
Entity Shell Company	false
Entity Address, Address Line One	Østergade 24A, 1st floor
Entity Address, City or Town	Copenhagen K
Entity Address, Country	DK
Entity Address, Postal Zip Code	1100
Title of 12(b) Security	Ordinary shares, nominal value 0.01 DKK(1)
Trading Symbol	FWP
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Central Index Key	0001604924
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Amendment Flag	false
Auditor Name	EY Godkendt Revisionspartnerselskab
Auditor Firm ID	1757
Auditor Location	Copenhagen, Denmark
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Østergade 24A, 1st floor
Entity Address, City or Town	Copenhagen K
Entity Address, Country	DK
Entity Address, Postal Zip Code	1100
City Area Code	45
Local Phone Number	3344 4242
Contact Personnel Name	Claus Bo Svendsen
Contact Personnel Email Address	investors@forward-pharma.com